CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 48,393	€ (75,749)	€ 7,275
Income tax (expense)/benefit	(13,502)	21,134	(2,030)
Total recognized in the consolidated income statement	34,891	(54,615)	5,245
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 48,393	€ (75,749)	€ 7,275